Debt, Net - Schedule of maturities of long-term debt (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Debt Disclosure [Abstract]
2021	$ 5,274
2022	16,698
2023	23,948
2024	23,948
2025	96,771
Total	166,639
Less, original issue discount	(14,674)
Less, debt issuance costs	(4,180)
Total debt, net, current and non-current	$ 147,785